Investment in an Associate (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Associates [Abstract]
Investment In Associate Explanatory

Changes in the carrying amount of the investment in an associate from the date it was initially recognized as an associate on August 15, 2018 to December 31, 2018 are as follows:

Loss and comprehensive loss of an associate from August 15 to December 31, 2018	$144
Share of losses of an associate	22

Historical cost of the investment in an associate	1,204
Less:
Share of losses of an associate	22
Impairment on investment in an associate (note 25)	1,182
Carrying amount of the investment in an associate as at December 31, 2018	$-